Related parties - narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	20.10%
Statoil ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 1,155	$ 1,167	$ 1,105
Statoil ASA [member] | Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 176	155
Norwegian State [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 7,352	5,848	7,431
Norwegian State [member] | Tjeldbergodden [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 39	$ 44	$ 68
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	3.30%